Deferred tax - Changes in deferred taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax, beginning balance	€ 4,032	€ 4,475	€ 4,205
Impact of acquisition of businesses	(23,265)
Credited/charged (-) to profit or loss	1,227	(404)	(157)
(Charged) credited to other comprehensive income	(795)	(74)	973
Classified to held for sale			(543)
Exchange differences	17	35	(3)
Deferred tax, ending balance	(18,785)	4,032	4,475
Intangible assets other than goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Impact of acquisition of businesses	(23,265)
Credited/charged (-) to profit or loss	2,842
Reclassification	275
Deferred tax, ending balance	(20,148)
Retirement benefit liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax, beginning balance	776	1,440	535
Credited/charged (-) to profit or loss	17	(623)	(65)
(Charged) credited to other comprehensive income	(795)	(74)	973
Exchange differences	22	33	(3)
Deferred tax, ending balance	19	776	1,440
Tax loss carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax, beginning balance	3,133	2,907	3,670
Credited/charged (-) to profit or loss	(1,797)	226	(220)
Reclassification	(275)
Classified to held for sale			(543)
Deferred tax, ending balance	1,061	3,133	2,907
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax, beginning balance	122	127
Credited/charged (-) to profit or loss	165	(7)	127
Exchange differences	(6)	2
Deferred tax, ending balance	€ 281	€ 122	€ 127